INTANGIBLE ASSETS (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2020	Dec. 18, 2017	Jun. 02, 2016	Aug. 11, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total					$ 3,728,826		$ 3,728,826		$ 3,728,826	$ 3,593,860
Amortization of Intangible Assets					76,677	$ 85,085	158,985	$ 171,094	334,448	336,428
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total					777,375		777,375		777,375	700,252
Customer Relationships [Member] | Gourmet Foods Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired				$ 66,153
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)				10 years
Customer Relationships [Member] | Brigadier Security Systems Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 434,099
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)			10 years
Customer Relationships [Member] | The Original Sprout L L C [Member] | Kahnalytics [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 200,000
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)		7 years
Customer Relationships [Member] | Printstock Products Ltd [Member] | Gourmet Foods [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 77,123
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)	9 years
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total					1,199,965		1,199,965		1,199,965	1,142,122
Brand Name [Member] | Gourmet Foods Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired				$ 61,429
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)				10 years
Brand Name [Member] | Brigadier Security Systems Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 340,694
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)			10 years
Brand Name [Member] | The Original Sprout L L C [Member] | Kahnalytics [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 740,000
Brand Name [Member] | Printstock Products Ltd [Member] | Gourmet Foods [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired	$ 57,842
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total					36,913		36,913		36,913	36,913
Domain Name [Member] | Gourmet Foods Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired				$ 21,601
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)				5 years
Domain Name [Member] | Brigadier Security Systems Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 15,312
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)			5 years
Recipes [Member]
Finite-Lived Intangible Assets [Line Items]
Total					1,221,601		1,221,601		1,221,601	1,221,601
Recipes [Member] | Gourmet Foods Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired				$ 21,601
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)				5 years
Recipes [Member] | The Original Sprout L L C [Member] | Kahnalytics [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 1,200,000
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)		8 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Total					274,982		274,982		274,982	274,982
Noncompete Agreements [Member] | Brigadier Security Systems Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired			$ 84,982
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)			5 years
Noncompete Agreements [Member] | The Original Sprout L L C [Member] | Kahnalytics [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived Intangible Assets Acquired		$ 190,000
Finite-Lived Intangible Assets, Remaining Amortization Period (Year)		5 years
Marygold Properties [Member]
Finite-Lived Intangible Assets [Line Items]
Total					$ 217,990		$ 217,990		$ 217,990	$ 217,990